UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-21222
Eaton Vance Insured Florida Municipal Bond Fund
(Exact Name of Registrant as Specified in Charter)
The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)	(Zip code)
Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Services)
Registrant’s Telephone Number, Including Area Code:	(617) 482-8260
Date of Fiscal Year End:	September 30
Date of Reporting Period:	December 31, 2006

Item 1. Schedule of Investments

Eaton Vance Insured Florida Municipal Bond Fund                                                            as of December 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 168.3%

Principal
Amount
(000’s omitted)	Security	Value
Hospital — 13.7%
$1,150	Brevard County Health Facilities Authority, (Health First, Inc.), 5.00%, 4/1/36	$1,189,974
500	Highlands County Health Facilities Authority, (Adventist Glenoaks Hospital/Adventist Healthcare), 5.00%, 11/15/31	518,290
1,050	Highlands County, Health Facilities Authority, (Adventist Health), 5.25%, 11/15/23	1,134,934
500	Orange County Health Facilities Authority, (Orlando Regional Healthcare), 5.125%, 11/15/39	526,325
1,000	Orange County, Health Facilities Authority, (Orlando Regional Healthcare), 4.75%, 11/15/36	1,009,370
1,000	South Miami, Health Facility Authority Hospital Revenue, (Baptist Health), 5.25%, 11/15/33	1,047,380
		$5,426,273
Insured-Electric Utilities — 12.1%
$1,500	Deltona, Utility System Revenue, (MBIA), 5.00%, 10/1/33	$1,585,215
1,600	Jacksonville Electric Authority, Electric System Revenue, (FSA), 4.75%, 10/1/34	1,617,056
1,000	Lakeland Energy System, (XLCA), 4.75%, 10/1/36	1,027,850
500	Puerto Rico Electric Power Authority, (FSA), Variable Rate, 6.79%, 7/1/29 (1)(2)	556,275
		$4,786,396
Insured-Escrowed/Prerefunded — 6.3%
$1,025	Dade County, Professional Sports Franchise Facility, (MBIA), Escrowed to Maturity, 5.25%, 10/1/30	$1,203,668
4,675	Port St. Lucie, Utility System Revenue, (MBIA), Prerefunded to 9/1/13, 0.00%, 9/1/32	1,273,002
		$2,476,670
Insured-General Obligations — 8.9%
$2,000	Florida Board of Education Capital Outlay, (Public Education), (MBIA), 5.00%, 6/1/32	$2,108,760
1,345	Florida Board of Education, Capital Outlay, (Public Education), (MBIA), 5.00%, 6/1/32	1,418,141
		$3,526,901
Insured-Hospital — 6.6%
$1,000	Coral Gables, Health Facilities Authority, (Baptist Health System of South Florida), (FSA), 5.00%, 8/15/29	$1,054,040
1,500	Miami-Dade County, Health Facilities Authority, (Miami Children’s Hospital), (AMBAC), 5.125%, 8/15/26	1,570,740
		$2,624,780

Insured-Other Revenue — 9.2%
$1,500	Miami-Dade County, (Professional Sports Franchise), (MBIA), 4.75%, 10/1/30	$1,520,235
2,000	Village Center Community Development District, (MBIA), 5.00%, 11/1/32	2,102,680
		$3,622,915
Insured-Pooled Loans — 3.7%
$1,520	Florida Municipal Loan Council Revenue, (MBIA), 0.00%, 4/1/23	$757,568
1,520	Florida Municipal Loan Council Revenue, (MBIA), 0.00%, 4/1/24	723,353
		$1,480,921
Insured-Private Education — 2.7%
$1,000	Broward County Educational Facilities Authority, (Nova Southeastern University), (AGC), 5.00%, 4/1/36	$1,049,410
		$1,049,410
Insured-Sewer Revenue — 2.7%
$1,000	Pinellas County, Sewer, (FSA), 5.00%, 10/1/32	$1,056,810
		$1,056,810
Insured-Special Assessment Revenue — 7.3%
$2,780	Julington Creek, Plantation Community Development District, (MBIA), 5.00%, 5/1/29	$2,903,293
		$2,903,293
Insured-Special Tax Revenue — 42.0%
$1,000	Bay County, Sales Tax, (AMBAC), 5.125%, 9/1/27	$1,057,051
1,250	Bay County, Sales Tax, (AMBAC), 5.125%, 9/1/32	1,321,313
1,500	Dade County, Residual Certificates, (AMBAC), 5.00%, 10/1/35 (3)(4)	1,521,715
500	Dade County, Residual Certificates, (AMBAC), Variable Rate, 6.655%, 10/1/35 (1)(5)	521,715
1,500	Jacksonville Capital Improvements, (AMBAC), 5.00%, 10/1/30	1,561,080
3,750	Jacksonville Transportation Revenue, (MBIA), 5.00%, 10/1/31	3,877,050
1,275	Jacksonville, Excise Tax, (FGIC), 5.125%, 10/1/27	1,348,682
600	Miami-Dade County, Special Obligation, (MBIA), 0.00%, 10/1/35	143,382
8,000	Miami-Dade County, Special Obligation, (MBIA), 0.00%, 10/1/39	1,538,960
225	Miami-Dade County, Special Obligation, (MBIA), 5.00%, 10/1/37	229,676
2,250	Orange County Tourist Development, (AMBAC), 5.125%, 10/1/30 (3)(4)	2,369,857

$440	Puerto Rico Infrastructure Financing Authority, (AMBAC), Variable Rate, Prerefunded to 1/1/08, 6.535%, 7/1/28 (1)(5)	$470,848
1,120	Sunrise Public Facilities, (MBIA), 0.00%, 10/1/20	629,731
		$16,591,060
Insured-Transportation — 19.2%
$1,500	Florida Turnpike Authority, Water & Sewer Revenue, (Department of Transportation), (FGIC), 4.50%, 7/1/27	$1,501,230
1,605	Port Palm Beach District, (Improvements), (XLCA), 0.00%, 9/1/24	750,225
1,950	Port Palm Beach District, (Improvements), (XLCA), 0.00%, 9/1/25	871,514
1,000	Port Palm Beach District, (Improvements), (XLCA), 0.00%, 9/1/26	426,410
990	Puerto Rico Highway and Transportation Authority, (FSA), 5.00%, 7/1/32 (3)(4)	1,036,249
2,820	Puerto Rico Highway and Transportation Authority, (MBIA), 5.00%, 7/1/36 (3)(4)	3,021,574
		$7,607,202
Insured-Utilities — 6.3%
$1,550	Daytona Beach, Utility System Revenue, (AMBAC), 5.00%, 11/15/32 (6)	$1,622,013
1,500	Port St. Lucie, Utility System Revenue, (MBIA), 0.00%, 9/1/32	449,115
1,455	Port St. Lucie, Utility System Revenue, (MBIA), 0.00%, 9/1/33	414,471
		$2,485,599
Insured-Water and Sewer — 27.6%
$1,000	Emerald Coast, Utility Authority Revenue, (FGIC), 4.75%, 1/1/31	$1,028,410
3,580	Fort Lauderdale, Water and Sewer Revenue, (MBIA), 4.50%, 9/1/35	3,578,640
1,500	Jacksonville Electric Authority, Water and Sewer System, (MBIA), 4.75%, 10/1/30	1,533,585
2,000	Marco Island, Utility System, (MBIA), 5.00%, 10/1/27	2,113,620
1,000	Marion County Utility System, (MBIA), 5.00%, 12/1/33	1,058,050
1,000	Sunrise Utility System, (AMBAC), 5.00%, 10/1/28	1,079,830
500	Tampa Bay Water Utility System, (FGIC), Variable Rate, 5.27%, 10/1/27 (1)(5)	523,660
		$10,915,795
Total Tax-Exempt Investments — 168.3% (identified cost $63,178,860)		$66,554,025
Other Assets, Less Liabilities — (11.4)%		$(4,496,532)
Auction Preferred Shares Plus Cumulative Unpaid Dividends — (56.9)%		$(22,513,870)
Net Assets Applicable to Common Shares — 100.0%		$39,543,623

AGC	—	Assured Guaranty Corp.
AMBAC	—	AMBAC Financial Group, Inc.
FGIC	—	Financial Guaranty Insurance Company
FSA	—	Financial Security Assurance, Inc.
MBIA	—	Municipal Bond Insurance Association
XLCA	—	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Florida municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at December 31, 2006, 91.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.6% to 51.4% of total investments.

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2006, the aggregate value of the securities is $1,548,838 or 3.9% of the Fund’s net assets applicable to common shares.

(2)	Security has been issued as an inverse floater bond. The stated interest rate represents the rate in effect at December 31, 2006.
(3)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.
(4)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.
(5)	Security has been issued as an leveraged inverse floater bond. The stated interest rate represents the rate in effect at December 31, 2006.
(6)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

A summary of financial instruments at December 31, 2006 is as follows:

Futures Contracts

Expiration Date(s)	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation
3/07	61 U.S. Treasury Bond	Short	$(6,970,942)	$(6,797,687)	$173,255

Interest Rate Swaps

At December 31, 2006, the Fund had entered into an interest rate swap agreement with Merrill Lynch Capital Services, Inc. whereby the Fund makes bi-annual payments at a fixed rate equal to 4.006% on the notional amount of $1,550,000. In exchange the Fund receives bi-annual payments at a rate equal to the USD-BMA Municipal Swap Index on the same notional amount. The effective date of the interest rate swap is August 7, 2007. The value of the contract, which terminates on August 7, 2037, is recorded as a receivable for open swap contracts of $5,499 at December 31, 2006.

At December 31, 2006, the Fund had entered into an interest rate swap agreement with Citibank N.A. whereby the Fund makes bi-annual payments at a fixed rate equal to 3.925% on the notional amount of $1,550,000. In exchange the Fund receives bi-annual payments at a rate equal to the USD-BMA Municipal Swap Index  on the same notional amount. The effective date of the interest rate swap is August 16, 2007.

The value of the contract, which terminates on August 16, 2027, is recorded as a receivable for open swap contracts of $2,705 at December 31, 2006.

At December 31, 2006, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at December 31, 2006, as computed on a federal income tax basis, were as follows:

Aggregate cost	$58,119,407
Gross unrealized appreciation	$3,420,098
Gross unrealized depreciation	(25,480)
Net unrealized appreciation	$3,394,618

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Insured Florida Municipal Bond Fund

By:	/s/ Cynthia J. Clemson
Cynthia J. Clemson
President and Principal Executive Officer
Date:	February 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Cynthia J. Clemson
Cynthia J. Clemson
President and Principal Executive Officer
Date:	February 27, 2007
By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer and Principal Financial Officer
Date:	February 27, 2007